REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue by type
Revenue	$ 2,859	$ 2,893	$ 5,712	$ 5,849
Gold
Revenue by type
Revenue	2,597	2,589	5,108	5,230
Spot market sales
Revenue by type
Revenue	2,524	2,524	4,950	5,139
Concentrate sales
Revenue by type
Revenue	77	63	158	92
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	(4)	2	0	(1)
Copper
Revenue by type
Revenue	211	234	498	490
Copper concentrate [Member]
Revenue by type
Revenue	263	234	534	445
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	(52)	0	(36)	45
Other sales
Revenue by type
Revenue	$ 51	$ 70	$ 106	$ 129